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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Building Materials Investment Corporation
Address:   300 Delaware Avenue
           Wilmington, Delaware  19801

Form 13F File Number: 28-4533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Weinberg
Title:     Executive Vice President and General Counsel
Phone:     (973) 628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg       Wayne, New Jersey         May 12, 2000
-------------------------  --------------------------    ------------
    [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ----

28-5874                       International Specialty Products Inc.*




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* International Specialty Products Inc. ("ISP") reports for the institutional investment manager filing this report in accordance with a management agreement pursuant to which a wholly-owned subsidiary of ISP renders investment management services on behalf of such manager.


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